EXCELSIOR FUNDS TRUST Equity Income Fund Supplement dated July 17, 2007 Equity Funds – Class Prospectus and Retirement Shares Class Prospectus, Each dated July 1, 2007	EXCELSIOR FUNDS, INC. Real Estate Fund Supplement dated July 17, 2007 Equity Funds – Class Prospectus, dated July 1, 2007

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Effective immediately, the disclosure paragraph under the section entitled “Portfolio Managers” as it relates to Equity Income Fund is removed and replaced in its entirety with the following:

Brian V. DiRubbio, Richard Dahlberg, CFA and Scott L. Davis serve as the portfolio co-managers for the Equity Income Fund. Mr. DiRubbio, Mr. Dahlberg and Mr. Davis are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. DiRubbio, a Senior Vice President and Portfolio Manager, has been with U.S. Trust since 1997. Mr. Dahlberg, Head of Income Strategies team and Senior Portfolio Manager, has been associated with U.S. Trust since July, 2007 and has been associated with Columbia Management Advisors, LLC or its predecessors since September, 2003. Prior to joining Columbia Management Advisors, LLC in September, 2003, Mr. Dahlberg was with Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002. Mr. Davis, a Vice President and Portfolio Manager, has been associated with U.S. Trust since July, 2007 and has been associated with Columbia Management Advisors, LLC or its predecessors since 1985. U.S. Trust and Columbia Management Advisors, LLC are each wholly-owned subsidiaries of Bank of America.

Effective immediately, the disclosure paragraph under the section entitled “Portfolio Managers” as it relates to Real Estate Fund is removed and replaced in its entirety with the following:

Joan Ellis, CFA and Arthur J. Hurley, CFA, serve as the portfolio co-managers for Real Estate Fund. Ms. Ellis and Mr. Hurley are primarily responsible for the day-to-day management of the Fund’s portfolio. Ms. Ellis, a Managing Director, has been with U.S. Trust since 1984 and has served as the Fund’s manager or co-manager since its inception. Mr. Hurley, a Vice President and Senior Portfolio Manager, has been associated with U.S. Trust since July, 2007 and has been associated with Columbia Management Advisors, LLC since September, 2006. U.S. Trust and Columbia Management Advisors, LLC are each wholly-owned subsidiaries of Bank of America. Prior to joining Columbia Management Advisors, LLC in September 2006, Mr. Hurley worked for Lee Munder Capital Group as a senior portfolio manager from December, 2002 to August, 2006.

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EXC-47/133980-0707

EXCELSIOR FUNDS TRUST Equity Income Fund Supplement dated July 17, 2007 Statement of Additional Information, dated July 1, 2007	EXCELSIOR FUNDS, INC. Real Estate Fund Supplement dated July 17, 2007 Statement of Additional Information, dated July 1, 2007

This supplement provides new and additional information beyond that contained in the Statements of Additional Information and should be read in conjunction with the Statements of Additional Information.

Effective immediately, the following information is added to the sections entitled “Portfolio Managers” in each Statement of Additional Information:

1.	The following is added to the tables in the sections entitled “Management of Other Accounts” in the Statement of Additional Information for Equity Income Fund:

	Number of Other Accounts Managed and Total Assets by Account Type $(000)			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Richard Dahlberg	3	—	107	—	—	—
	$2.8 billion	—	$1.7 billion	—	—	—
Scott L. Davis	1	—	73	—	—	—
	$1.1 billion	—	$645 million	—	—	—

2.	The following is added to the tables in the sections entitled “Portfolio Managers” in the Statement of Additional Information for Real Estate Fund:

	Number of Other Accounts Managed and Total Assets by Account Type $(000)			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Arthur J. Hurley	1	—	9	—	—	—
	$490 million	—	$29 million	—	—	—

3.	The following is added to the end of the section entitled “Compensation” in the Statement of Additional Information for Equity Income Fund:

Mr. Dahlberg and Mr. Davis receive all of their compensation from the Columbia Management Advisors, LLC and its parent company, Columbia Management Group, LLC in the form of salary, bonus, stock options and restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and is generally based on (1) an evaluation of the manager’s investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, Columbia Management Advisors, LLC generally considers the one-, three- and five- year performance of mutual funds and other accounts under the portfolio manager’s oversight relative to the benchmarks and peer groups noted below, emphasizing each manager’s three- and five- year performance. Columbia Management Advisors, LLC may also consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Portfolio Manager	Performance Benchmark	Peer Group
Richard Dahlberg	S&P 500 Index	Lipper Equity Income Funds Category
Scott L. Davis	S&P 500 Index	Lipper Equity Income Funds Category

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC, and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and Columbia Management Advisors, LLC’s profitability for the year, which is influenced by assets under management.

4.	The following is added to the end of the section entitled “Compensation” in the Statement of Additional Information for Real Estate Fund:

Mr. Hurley receives all of his compensation from the Columbia Management Advisors, LLC and its parent company, Columbia Management Group, LLC in the form of salary, bonus, stock options and restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and is generally based on (1) an evaluation of the manager’s investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, Columbia Management Advisors, LLC generally considers the one-, three- and five- year performance of mutual funds and other accounts under the portfolio manager’s oversight relative to the benchmarks and peer groups noted below, emphasizing each manager’s three- and five- year performance. Columbia Management Advisors, LLC may also consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Portfolio Manager	Performance Benchmark	Peer Group
Arthur J. Hurley	MSCI US REIT Index	Lipper Real Estate Funds Category

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC, and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and Columbia Management Advisors, LLC’s profitability for the year, which is influenced by assets under management.

5.	The following is added to the tables in the section entitled “Ownership of Fund Securities” in the Statement of Additional for Equity Income Fund:

Dollar Value of Shares Owned Beneficially As of June 30, 2007*
Manager	Fund	None	$1-10K	$10,001 – 50K	$50,001 – 100K	$100,001 – 500K	$500,001 – 1M	Above $1M
Richard Dahlberg	Equity Income Fund	X
Scott L. Davis	Equity Income Fund	X

*	“Beneficial ownership” includes shares owned by an “immediate family member” (any child, stepchild, grandchild, parent, stepparent, grandparent, spouse, sibling, mother-in-law, father-in-law, son-in-law, daughter-in-law, brother-in-law, sister-in-law and adoptive relationships).

6.	The following is added to the tables in the section entitled “Ownership of Fund Securities” in the Statement of Additional for Real Estate Fund:

Dollar Value of Shares Owned Beneficially as of June 30, 2007*
Manager	Fund	None	$1-10K	$10,001 – 50K	$50,001 – 100K	$100,001 – 500K	$500,001 – 1M	Above $1M
Arthur J. Hurley	Real Estate Fund		X

*	“Beneficial ownership” includes shares owned by an “immediate family member” (any child, stepchild, grandchild, parent, stepparent, grandparent, spouse, sibling, mother-in-law, father-in-law, son-in-law, daughter-in-law, brother-in-law, sister-in-law and adoptive relationships).

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EXC-50/133981-0707

EXCELSIOR FUNDS, INC. International Fund Supplement dated July 6, 2007 Equity Funds Prospectus, dated July 1, 2007	EXCELSIOR FUNDS TRUST International Equity Fund Supplement dated July 6, 2007 Institutional Shares Prospectus, dated July 1, 2007

THE INFORMATION SET FORTH BELOW IS EFFECTIVE JULY 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The following information is added to the sections entitled “Portfolio Managers” in each prospectus:

Fred Copper, CFA serves as portfolio co-manager of the International and International Equity Funds and is primarily responsible for the day-to-day management of these Funds along with portfolio co-managers, David J. Linehan and Donald Elefson. Mr. Copper has been associated with U.S. Trust since July, 2007 and has been associated with Columbia Management Advisors, LLC since September, 2005. U.S. Trust and Columbia Management Advisors, LLC are each wholly-owned subsidiaries of Bank of America. Prior to September, 2005, Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005.

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INT-47/133718-0707